Stock-Based Compensation	3 Months Ended	12 Months Ended
	Mar. 31, 2011	Dec. 31, 2010
Stock-Based Compensation
Stock-Based Compensation

10.  Stock-Based Compensation

The Company measures compensation cost for all stock awards at fair value on the date of grant and recognizes compensation expense over the requisite service period for awards expected to vest. The Company estimates the fair value of stock options using the Black-Scholes valuation model, and determines the fair value of restricted stock units based on the number of shares granted and the quoted price of EarthLink’s common stock on the date of grant. Such value is recognized as expense over the requisite service period, net of estimated forfeitures, using the straight-line attribution method. For performance-based awards, the Company recognizes expense over the requisite service period, net of estimated forfeitures, using the accelerated attribution method when it is probable that the performance measure will be achieved. The estimate of awards that will ultimately vest requires significant judgment, and to the extent actual results or updated estimates differ from the Company’s current estimates, such amounts will be recorded as a cumulative adjustment in the period estimates are revised. The Company considers many factors when estimating expected forfeitures, including types of awards, employee class and historical employee attrition rates. Actual results, and future changes in estimates, may differ substantially from the Company’s current estimates.

Stock-based compensation expense was $2.7 million and $3.6 million during the three months ended March 31, 2010 and 2011, respectively.  The Company has classified stock-based compensation expense within selling, general and administrative expense, the same operating expense line item as cash compensation paid to employees.

Stock Incentive Plans

The Company has granted options to employees and non-employee directors to purchase the Company’s common stock under various stock incentive plans. The Company has also granted restricted stock units to employees and non-employee directors under various stock incentive plans. Under the plans, employees and non-employee directors are eligible to receive awards of various forms of equity-based incentive compensation, including stock options, restricted stock, restricted stock units and performance awards, among others. The plans are administered by the Board of Directors or the Leadership and Compensation Committee of the Board of Directors, which determine the terms of the awards granted. Stock options are generally granted with an exercise price equal to the market value of EarthLink, Inc. common stock on the date of grant, have a term of ten years or less, and vest over terms of four years from the date of grant. Restricted stock units are granted with various vesting terms that range from one to four years from the date of grant.

Options Outstanding

The following table summarizes stock option activity as of and for the three months ended March 31, 2011:

			Weighted
		Weighted	Average
		Average	Remaining	Aggregate
		Exercise	Contractual	Intrinsic
	Stock Options	Price	Term (Years)	Value
	(shares and dollars in thousands)

Outstanding as of December 31, 2010	2,436	$9.40
Granted	—	—
Exercised	(26)	7.50
Forfeited and expired	(68)	9.57
Outstanding as of March 31, 2011	2,342	9.41	3.8	$505

Vested and expected to vest as of March 31, 2011	2,225	$9.41	3.8	$480

Exercisable as of March 31, 2011	2,128	$9.51	3.6	$443

The aggregate intrinsic value amounts in the table above represent the closing price of the Company’s common stock on March 31, 2011 in excess of the exercise price, multiplied by the number of stock options outstanding or exercisable, when the closing price is greater than the exercise price. This represents the amount that would have been received by the stock option holders if they had all exercised their stock options on March 31, 2011. The total intrinsic value of options exercised during the three months ended March 31, 2010 and 2011 was $0.2 million and $27,000, respectively. The intrinsic value of stock options exercised represents the difference between the market value of Company’s common stock at the time of exercise and the exercise price, multiplied by the number of stock options exercised. To the extent the forfeiture rate is different than what the Company has anticipated, stock-based compensation related to these awards will be different from the Company’s expectations. As of March 31, 2011, there was $0.3 million of total unrecognized compensation cost related to stock options. That cost is expected to be recognized over a weighted-average period of 0.4 years.

The following table summarizes the status of the Company’s stock options as of March 31, 2011:

						Stock Options
Stock Options Outstanding						Exercisable
				Weighted
				Average	Weighted		Weighted
				Remaining	Average		Average
Range of			Number	Contractual	Exercise	Number	Exercise
Exercise Prices			Outstanding	Life	Price	Exercisable	Price
			(in thousands)			(in thousands)
$5.10	to	6.90	189	4.3	$6.40	170	$6.35
6.98	to	7.25	361	6.2	7.24	289	7.24
7.32	to	8.90	153	4.2	7.99	145	8.01
8.96	to	9.01	315	3.3	9.01	315	9.01
9.23	to	9.51	335	4.7	9.47	220	9.45
9.64	to	9.89	257	0.8	9.65	257	9.66
10.36	to	10.36	374	4.3	10.36	374	10.36
10.51	to	16.82	358	2.0	12.93	358	12.93
$5.10	to	$16.82	2,342	3.8	$9.41	2,128	$9.51

Restricted Stock Units

The following table summarizes restricted stock unit activity as of and for the three months ended March 31, 2011:

		Weighted
		Average
	Restricted	Grant Date
	Stock Units	Fair Value
	(in thousands)
Outstanding as of December 31, 2010	2,357	$8.01
Granted	1,754	8.40
Vested	(1,052)	7.57
Forfeited	(13)	8.39
Outstanding as of March 31, 2011	3,046	$8.39

The fair value of restricted stock units is determined based on the closing trading price of EarthLink’s common stock on the grant date. The weighted-average grant date fair value of restricted stock units granted during the three months ended March 31, 2010 and 2011 was $8.21 and $8.40, respectively.  As of March 31, 2011, there was $18.5 million of total unrecognized compensation cost related to nonvested restricted stock units. That cost is expected to be recognized over a weighted-average period of 2.9 years. The total fair value of shares vested during the three months ended March 31, 2010 and 2011 was $8.1 million and $8.9 million, respectively, which represents the closing price of the Company’s common stock on the vesting date multiplied by the number of restricted stock units that vested.

12.                               Stock-Based Compensation

Stock-based compensation expense was $20.1 million, $13.2 million and $10.0 million during the years ended December 31, 2008, 2009 and 2010, respectively. The Company has classified stock-based compensation expense within the same operating expense line item as cash compensation paid to employees.

Stock Incentive Plans

The Company has granted options to employees and non-employee directors to purchase the Company’s common stock under various stock incentive plans. The Company has also granted restricted stock units to employees and non-employee directors under various stock incentive plans. Under the plans, employees and non-employee directors are eligible to receive awards of various forms of equity-based incentive compensation, including stock options, restricted stock, restricted stock units, phantom share units and performance awards, among others. The plans are administered by the Board of Directors or the Leadership and Compensation Committee of the Board of Directors, which determine the terms of the awards granted. Stock options are generally granted with an exercise price equal to the market value of EarthLink, Inc. common stock on the date of grant, have a term of ten years or less, and vest over terms of four years from the date of grant. Restricted stock units are granted with various vesting terms that range from one to six years from the date of grant. The Company’s various stock incentive plans provide for the issuance of a maximum of 11.0 million shares, of which approximately 4.1 million shares were still available for grant as of December 31, 2010. Upon exercise of stock options or vesting of restricted stock units, the Company will issue authorized but unissued common stock.

In connection with the acquisition of ITC^DeltaCom, the Company assumed certain restricted stock units granted under ITC^DeltaCom’s stock plans. These restricted stock units generally retained all of the rights, terms and conditions of the respective plans under which they were originally granted. As of December 31, 2010, 0.6 million restricted stock units were outstanding under these plans.

Deferred Compensation Plan

The Company had a Deferred Compensation Plan for Directors and Certain Key Employees that permitted members of the Board of Directors and eligible employees to elect to defer receipt of shares of common stock pursuant to vested restricted stock units and various cash consideration, such as directors’ fees and bonuses. The cash consideration was converted into phantom share units at the closing price on the date the consideration would otherwise be paid, and vested restricted stock units were converted into phantom share units on a one-for-one basis. Phantom share units are fully vested at the date of grant and are converted to common stock upon the occurrence of various events. As of December 31, 2008, approximately 24,000 phantom share units were outstanding. During the year ended December 31, 2008, the plan was discontinued for further deferral elections. All phantom share units were converted to common stock during the year ended December 31, 2009.

Options Outstanding

The following table summarizes information concerning stock option activity as of and for year ended December 31, 2010:

	Stock Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
	(shares and dollars in thousands)
Outstanding as of December 31, 2009	3,916	$9.61
Granted	—
Exercised	(569)	6.96
Forfeited and expired	(911)	11.84
Outstanding as of December 31, 2010	2,436	9.40	4.1	$1,044
Vested and expected to vest as of December 31, 2010	2,424	$9.41	4.1	$1,027
Exercisable as of December 31, 2010	2,132	$9.58	3.8	$783

The aggregate intrinsic value amounts in the table above represent the closing price of the Company’s common stock on December 31, 2010 in excess of the exercise price, multiplied by the number of stock options outstanding or exercisable, when the closing price is greater than the exercise price. This represents the amount that would have been received by the stock option holders if they had all exercised their stock options on December 31, 2010. The total intrinsic value of options exercised during the years ended December 31, 2008, 2009 and 2010 was $2.2 million, $2.5 million and $1.0 million, respectively. The intrinsic value of stock options exercised represents the difference between the market value of Company’s common stock at the time of exercise and the exercise price, multiplied by the number of stock options exercised. As of December 31, 2010, there was $0.5 million of total unrecognized compensation cost related to stock options. That cost is expected to be recognized over a weighted-average period of 0.6 years.

The following table summarizes the status of the Company’s stock options as of December 31, 2010:

Stock Options Outstanding						Stock Options Exercisable
Range of Exercise Prices			Number Outstanding	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price	Number Exercisable	Weighted Average Exercise Price
			(in thousands)			(in thousands)
$ 5.10	to	$ 6.90	197	4.6	$6.41	169	$6.34
6.98	to	7.31	367	6.5	7.24	224	7.24
7.32	to	8.90	179	4.0	8.04	162	8.08
8.96	to	9.01	331	3.7	9.01	331	9.01
9.23	to	9.51	336	5.0	9.47	220	9.45
9.64	to	9.89	277	1.2	9.66	277	9.66
10.36	to	10.36	388	4.7	10.36	388	10.36
10.51	to	16.82	361	2.3	12.94	361	12.94
$ 5.10	to	$ 16.82	2,436	4.1	$9.40	2,132	$9.58

Valuation Assumptions for Stock Options

The Company did not grant any stock options during the years ended December 31, 2009 and 2010. The fair value of stock options granted during the years ended December 31, 2008 was estimated using the Black-Scholes option-pricing model with the following assumptions:

Year Ended December 31, 2008
Dividend yield	0%
Expected volatility	39%
Risk-free interest rate	3.00%
Expected life	4.2 years

The weighted average grant date fair value of options granted during the year ended December 31, 2008 was $2.71. The dividend yield assumption was based on the Company’s history of dividend payouts at the time of grant. The expected volatility was based on a combination of the Company’s historical stock price and implied volatility. The selection of implied volatility data to estimate expected volatility was based upon the availability of prices for actively traded options on the Company’s stock. The risk-free interest rate assumption was based upon the U.S. Treasury yield curve in effect at the time of grant for periods corresponding with the expected life of the option. The expected life of employee stock options represents the weighted-average period the stock options are expected to remain outstanding.

Restricted Stock Units

The following table summarizes the Company’s restricted stock units as of and for the year ended December 31, 2010:

	Restricted Stock Units	Weighted Average Grant Date Fair Value
	(in thousands)
Nonvested as of December 31, 2009	2,166	$7.25
Granted	1,539	8.46
Vested	(1,299)	7.28
Forfeited	(49)	7.22
Nonvested as of December 31, 2010	2,357	8.01

The fair value of restricted stock units is determined based on the closing trading price of EarthLink’s common stock on the grant date. The weighted-average grant date fair value of restricted stock units granted during the years ended December 31, 2008, 2009 and 2010 was $7.20, $7.39 and $8.46, respectively. As of December 31, 2010, there was $6.5 million of total unrecognized compensation cost related to nonvested restricted stock units. That cost is expected to be recognized over a weighted-average period of 1.4 years. The total fair value of shares vested during the years ended December 31, 2008, 2009 and 2010 was $7.0 million, $15.4 million and $10.8 million, respectively, which represents the closing price of the Company’s common stock on the vesting date multiplied by the number of restricted stock units that vested.